Note 19 - Profit (Loss) Per Share (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
	Three months	Three months	Nine months		Nine months
	ended	ended	ended		ended
	Dec. 31,	Dec. 31,	Dec. 31,		Dec. 31,
	2019	2018	2019		2018
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$29,336	$42,571	$(157,054)		$(75,792)
Dividend to preferred shareholders, net of tax	2,398	1,821	7,265		6,538
Earnings (loss) available to shareholders	26,938	40,750	(164,319)		(82,330)
Basic weighted average shares outstanding	151,418,938	149,309,905	150,852,526		149,012,066
Basic earnings (loss) per share from continuing operations	0.18	0.27	(1.09)		(0.55)
Basic earnings (loss) per share available to shareholders	$0.22	$(0.33)	$(1.15)		$(0.78)

DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$26,938	$40,750	$(164,319)		$(82,330)
Adjustment for dilutive impact of convertible debentures	4,480	3,913	-		-
Adjusted earnings (loss) from continuing operations	$31,418	$44,664	$(164,319)		$(82,330)
Basic weighted average shares outstanding	151,418,938	149,309,905	150,852,526		149,012,066
Dilutive effect of:
Restricted share grants	2,537,560	2,238,518	3,905,803	1	2,548,751	1
Deferred share grants	185,405	151,472	269,390	1	134,458	1
Convertible debentures	39,574,831	28,440,256	33,224,644	1	39,574,831	1
Shares outstanding on a diluted basis	193,716,734	180,140,151	188,252,363		191,270,106
Diluted earnings (loss) from continuing operations per share available to shareholders	0.16	0.25	(1.09)		(0.55)
Diluted earnings (loss) per share available to shareholders	$0.20	$(0.33)	$(1.15)		$(0.78)